Note 4 - Inventories (Details) - Inventory (USD $)	Dec. 31, 2013	Dec. 31, 2012
Inventory [Abstract]
Bunkers	$ 930,630	$ 1,854,589
Lubricants	1,530,463	1,297,818
Total	$ 2,461,093	$ 3,152,407